Securitization of Receivables (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Securitization of Receivables
Proceeds from collections reinvested in revolving-period securitizations			¥ 55,561
Servicing fees received			230
Receivables sold	0	0
Pretax losses resulting from the sales of trade receivables			¥ 679